Provisions, income tax liabilities and other liabilities - Timing of Future Payments in Respect of Unfunded Pension and Other Post-employment Benefit Plans (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of defined benefit plans [line items]
Estimated payments	€ 1,134
Less than 1 year
Disclosure of defined benefit plans [line items]
Estimated payments	61
From 1 to 3 years
Disclosure of defined benefit plans [line items]
Estimated payments	99
From 3 to 5 years
Disclosure of defined benefit plans [line items]
Estimated payments	102
More than 5 years
Disclosure of defined benefit plans [line items]
Estimated payments	€ 872